CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 61,616		$ 66,492		$ 72,329
Reimbursements from optionees	[1]		(448,031)		(482,452)		(402,343)
Operating expense			386,415		415,960		330,014
General administrative expenses
Bank charges			362		699		649
Bad debt (recovery) expenses			(17,091)		12,934		0
Consulting fees, wages and benefits	[2]		192,547		180,854		165,955
Depreciation			1,464		1,775		1,923
Investor relations			51,798		52,615		109,270
Listing and filing fees			7,441		8,925		14,881
Office and administrative fees			15,466		21,092		15,676
Professional fees	[2]		107,035		133,099		175,500
Rent	[2]		11,622		10,200		11,308
Share-based payment	[2]		0		0		98,123
Transfer agent fees			6,005		4,786		13,971
Travel			15,972		11,477		9,811
General and administrative expense			(392,621)		(438,456)		(617,067)
Other items
Foreign exchange gain (loss)			(172)		(5,747)		17,630
Interest income			5		491		2,607
Loss on investment in Akkerman Finland OY	[3]		(40,257)		(27,569)		(62,973)
Write-down of exploration and evaluation assets			0		(1,460)		0
Gains (losses) on net monetary position			(40,424)		(34,285)		(42,736)
Net loss for the year			(46,630)		(56,781)		(329,789)
Exchange difference arising on the translation of foreign subsidiaries			2,405		1,144		(11,320)
Comprehensive loss for the year			$ (44,225)		$ (55,637)		$ (341,109)
Basic and diluted loss per share | $ / shares	[4]	$ (0)		$ (0)		$ (0.01)

[1]	Note 5.
[2]	Note 9.
[3]	Note 7.
[4]	Note 11